Annual Fund Operating Expenses	Jan. 31, 2024
Prospectus #1 | Parametric Emerging Markets Fund | Class A
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.68%
Expense Reimbursement(2)	(0.19%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.49%
Prospectus #1 | Parametric Emerging Markets Fund | Class C
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	2.43%
Expense Reimbursement(2)	(0.19%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.24%
Prospectus #1 | Parametric Emerging Markets Fund | Class I
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.43%
Expense Reimbursement(2)	(0.19%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.24%
Prospectus #1 | Parametric Emerging Markets Fund | Class R6
Operating Expenses:
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.36%
Expense Reimbursement(2)	(0.19%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.17%
Prospectus #1 | Parametric International Equity Fund | Class A
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%	[2]
Total Annual Fund Operating Expenses	0.83%
Expense Reimbursement(2)	(0.07%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.76%
Prospectus #1 | Parametric International Equity Fund | Class I
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.18%	[2]
Total Annual Fund Operating Expenses	0.58%
Expense Reimbursement(2)	(0.07%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.51%
Prospectus #1 | Parametric International Equity Fund | Class R
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.18%	[2]
Total Annual Fund Operating Expenses	1.08%
Expense Reimbursement(2)	(0.07%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.01%
Prospectus #1 | Parametric International Equity Fund | Class R6
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%	[2]
Total Annual Fund Operating Expenses	0.55%
Expense Reimbursement(2)	(0.07%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.48%
Prospectus #2 | Parametric Volatility Risk Premium - Defensive Fund | Class I
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.47%

[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.49% for Class A shares, 2.24% for Class C shares, 1.24% for Class I shares and 1.17% for Class R6 shares. This expense reimbursement will continue through June 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[2]	Includes interest expense of 0.01%.
[3]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Class A shares, 0.50% for Class I shares, 1.00% for Class R shares and 0.47% for Class R6 shares. This expense reimbursement will continue through June 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.